CONSOLIDATED STATEMENT OF INCOME - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Interest Income	$ 166,806,678	$ 177,671,454	$ 163,927,492
Interest Expense	(90,174,458)	(130,254,081)	(94,054,946)
Net Income from Interest	76,632,220	47,417,373	69,872,546
Fee Income	46,475,432	47,846,733	51,093,837
Fee related Expenses	(9,917,873)	(9,613,497)	(6,337,505)
Net Fee Income	36,557,559	38,233,236	44,756,332
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	69,331,902	99,151,496	36,341,509
Income from Derecognition of Assets Measured at Amortized Cost	(3,129)	298,801	464,175
Exchange rate differences on gold and foreign currency	7,047,447	11,831,452	7,910,257
Other Operating Income	22,322,631	28,769,432	21,862,980
Income from Insurance Business	5,501,807	5,000,869	6,009,167
Loan and other Receivables Loss Provisions	(34,679,749)	(30,227,668)	(34,136,247)
Net Operating Income	182,710,688	200,474,991	153,080,719
Personnel Expenses	(31,825,101)	(33,284,961)	(35,657,786)
Administrative Expenses	(31,371,622)	(33,105,199)	(33,674,305)
Depreciation and Impairment of Assets	(8,284,286)	(6,894,944)	(3,459,704)
Other Operating Expenses	(30,763,761)	(35,082,818)	(35,391,431)
Loss on net monetary position	(36,963,213)	(41,928,902)	(37,830,439)
Operating Income	43,502,705	50,178,167	7,067,054
Share of profit from Associates and Joint Ventures	(125,053)
Income before Taxes from Continuing Operations	43,377,652	50,178,167	7,067,054
Income Tax from Continuing Operations	(17,844,872)	(17,750,682)	(14,476,788)
Net Income / (Loss) from Continuing Operations	25,532,780	32,427,485	(7,409,734)
Loss from Discontinued Operations			(544,003)
Income Tax from Discontinued Operations			(66,336)
Net Income / (Loss) for the Year	25,532,780	32,427,485	(8,020,073)
Net Income / (Loss) for the Year Attributable to parent company´s owners	25,191,673	32,276,377	(7,258,414)
Net Income / (Loss) for the Year Attributable to Non-controlling Interests	341,107	151,108	(761,659)
Earnings per Share
Net Income / (Loss) Attributable to parent company's owners	25,191,673	32,276,377	(7,258,414)
Net Income / (Loss) Attributable to parent company's owners Adjusted by dilution effects	$ 25,191,673	$ 32,276,377	$ (7,258,414)
Weighted-Average of Ordinary Shares Outstanding for the Year	1,442,740	1,426,765	1,426,765
Diluted Weighted-Average of Ordinary Shares Outstanding for the Year	1,442,740	1,426,765	1,426,765
Basic Earnings per Share	$ 17.46	$ 22.62	$ (5.09)
Diluted Earnings per Share	$ 17.46	$ 22.62	$ (5.09)